Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Previously Reported [Member]	Preferred Stock Redeemable convertible preferred stock	Preferred Stock Previously Reported [Member] Redeemable convertible preferred stock	Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment [Member] Redeemable convertible preferred stock	Common Stock	Common Stock Previously Reported [Member]	Common Stock Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported [Member]
Balance at Dec. 31, 2023	$ (115,641)	$ (115,641)	$ 104,808	$ 104,808	$ 0	$ 0	$ 0		$ 32,607	$ 32,607	$ (148,248)	$ (148,248)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2023			11,520,507	129,580,878	(118,060,371)	11,089	124,726	(113,637)
Stock-based compensation	2,294								2,294
Issuance of Series A redeemable convertible preferred stock to BridgeBio Pharma for cash consideration, Share			525,976
Issuance of Series A redeemable convertible preferred stock to BridgeBio Pharma for cash consideration	825		$ 5,090						825
Contribution from BridgeBio Pharma	1,062								1,062
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares			22,585,007
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Value			$ 196,720
Conversion of related party payables into Series A redeemable convertible preferred stock issued to BridgeBio Pharma, Share			1,755,212
Conversion of related party payables into Series A redeemable convertible preferred stock issued to BridgeBio Pharma	3,000		$ 16,740						3,000
Deemed contribution from BridgeBio Pharma upon forgiveness of related party payables	3,698								3,698
Exercise of common stock options for cash shares						17,326
Exercise of common stock options for cash value	52								52
Common stock issued to related party	0
Unrealized gains (losses) on marketable securities	348												348
Net loss	(74,275)										(74,275)
Balance at Dec. 31, 2024	(178,637)		$ 323,358			$ 0			43,538		(222,523)		348
Balance (in Shares) at Dec. 31, 2024			36,386,702			28,415
Conversion of redeemable convertible preferred stock into common stock, Share			(38,874,365)			38,874,365
Conversion of redeemable convertible preferred stock into common stock	349,221		$ (349,221)			$ 4			349,217
Conversion of Series B redeemable convertible preferred stock into common stock, Shares			(21,783)			21,783
Conversion of Series B redeemable convertible preferred stock into common stock, Value	189		$ (189)						189
Issuance of common stock in connection with reverse recapitalization and PIPE Financing, net of issuance costs, Share						40,272,147
Issuance of common stock in connection with reverse recapitalization and PIPE Financing, net of issuance costs	361,012					$ 4			361,008
Stock-based compensation	5,873								5,873
Issuance of Series B redeemable convertible preferred stock for cash consideration and settlement of participation right liability, Share			2,509,446
Issuance of Series B redeemable convertible preferred stock for cash consideration and settlement of participation right liability			$ 26,052
Deemed contribution from BridgeBio Pharma upon forgiveness of related party payables	$ 0
Exercise of common stock options for cash shares	10,338					10,338
Exercise of common stock options for cash value	$ 45								45
Common stock issued to related party shares						784,720
Common stock issued to related party	7,769								7,769
Unrealized gains (losses) on marketable securities	(332)												(332)
Net loss	(134,044)										(134,044)
Balance at Dec. 31, 2025	$ 411,096					$ 8			$ 767,639		$ (356,567)		$ 16
Balance (in Shares) at Dec. 31, 2025						79,991,768